FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Amortized cost
Financial assets by category
Financial assets	$ 196,745,824	$ 211,830,890
Fair value
Financial assets by category
Financial assets	4,884,221	15,246,972
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets	11,728,206	19,488,145
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets	3,776,940	13,206,934
Other financial assets | Amortized cost
Financial assets by category
Financial assets	52	58
Other financial assets | Fair value
Financial assets by category
Financial assets	1,107,281	2,040,038
Trade receivables | Amortized cost
Financial assets by category
Financial assets	160,044,430	168,366,767
Other receivables | Amortized cost
Financial assets by category
Financial assets	$ 24,973,136	$ 23,975,920